RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 17, 2025
Disclosure Of Credit Risk Exposure [Line Items]
Current assets (liabilities)	$ 7,262	$ 5,153
Trade receivables
Disclosure Of Credit Risk Exposure [Line Items]
Write-offs	$ 108	$ 102
Largest customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues	10.00%	10.00%	16.00%
Cross Currency Interest Rate Swap
Disclosure Of Credit Risk Exposure [Line Items]
Interest receive, percentage				2.60%
Interest pay, percentage				4.567%
Currency risk
Disclosure Of Credit Risk Exposure [Line Items]
Reasonably possible change in risk variable, percent	10.00%	10.00%
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Impairment on trade receivables	$ 680	$ 568